Federated Hermes Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—6.0%
		Auto Receivables—0.4%
$ 2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.478% (1-month USLIBOR +0.320%), 5/15/2023	$2,305,730
		Credit Card—0.3%
2,100,000		Master Credit Card Trust 2018-1A, Class A, 0.641% (1-month USLIBOR +0.490%), 7/21/2024	2,105,659
		Finance Companies—5.3%
1,500,000		Anchorage Capital CLO, LTD. 2020-15A, Class A, 2.089% (3-month USLIBOR +1.850%), 7/20/2031	1,503,344
1,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class B1, 2.689% (3-month USLIBOR +2.450%), 7/20/2031	1,009,841
2,000,000		Ballyrock Ltd. 2019-2A, Class A1A, 1.473% (3-month USLIBOR +1.250%), 11/20/2030	2,006,618
2,000,000		Ballyrock Ltd. 2019-2A, Class B, 2.973% (3-month USLIBOR +2.750%), 11/20/2030	2,001,595
500,000		Ballyrock Ltd. 2020-14A, Class C, 3.838% (3-month USLIBOR +3.600%), 1/20/2034	500,303
1,000,000		Battalion CLO LTD 2020-18A, Class B, 2.534% (3-month USLIBOR +2.300%), 10/15/2032	1,000,576
1,000,000		GoldenTree Loan Management US 2020-7A, Class A, 2.118% (3-month USLIBOR +1.900%), 4/20/2031	1,002,156
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.768% (3-month USLIBOR +3.550%), 4/20/2031	757,011
600,000		Magnetite CLO Ltd 2020-28A, Class C, 2.566% (3-month USLIBOR +2.350%), 10/25/2031	601,888
300,000		Magnetite CLO Ltd 2020-28A, Class D, 3.716% (3-month USLIBOR +3.500%), 10/25/2031	301,151
500,000		Neuberger Berman CLO Ltd. 2020-38A, Class B, 1.929% (3-month USLIBOR +1.700%), 10/20/2032	500,934
1,000,000		Neuberger Berman CLO Ltd. 2020-38A, Class C, 2.579% (3-month USLIBOR +2.350%), 10/20/2032	1,003,123
500,000		Neuberger Berman CLO Ltd. 2020-39A, Class C, 2.488% (3-month USLIBOR +2.250%), 1/20/2032	500,496
500,000		Neuberger Berman CLO Ltd. 2020-39A, Class D, 3.838% (3-month USLIBOR +3.600%), 1/20/2032	500,496
2,500,000		OCP CLO Ltd. 2020-18A, Class A, 2.018% (3-month USLIBOR +1.800%), 4/20/2030	2,513,308
1,000,000		OCP CLO Ltd. 2020-18A, Class C, 3.138% (3-month USLIBOR +2.920%), 4/20/2030	1,008,578
1,000,000		OCP CLO Ltd. 2020-8RA, Class C, 3.988% (3-month USLIBOR +3.750%), 1/17/2032	1,000,500
774,428		Palmer Square Loan Funding 2019-4A, Class A1, 1.114% (3-month USLIBOR +0.900%), 10/24/2027	772,234
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 1.814% (3-month USLIBOR +1.600%), 10/24/2027	2,499,694
600,000		Palmer Square Loan Funding Ltd 2020-3A, Class C, 4.148% (3-month USLIBOR +3.930%), 7/20/2028	606,028
2,000,000		Parallel Ltd. 2017-1A, Class DR, 3.318% (3-month USLIBOR +3.100%), 7/20/2029	1,931,902
1,000,000		Parallel Ltd. 2020-1A, Class A1, 1.983% (3-month USLIBOR +1.825%), 7/20/2031	1,007,056
1,000,000		Parallel Ltd. 2020-1A, Class A2, 2.558% (3-month USLIBOR +2.400%), 7/20/2031	1,009,531
2,755,698		Stratus CLO, Ltd. 2020-1A, Class A, 2.198% (3-month USLIBOR +1.980%), 5/1/2028	2,755,496
2,000,000		Stratus CLO, Ltd. 2020-1A, Class C, 5.200% (3-month USLIBOR +4.700%), 5/1/2028	2,004,627
		TOTAL	30,298,486
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $34,447,069)	34,709,875
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
		Federal Home Loan Mortgage Corporation—1.5%
118,339		REMIC, Series 3122, Class FE, 0.458% (1-month USLIBOR +0.300%), 3/15/2036	118,590
494,043		REMIC, Series 3241, Class FM, 0.538% (1-month USLIBOR +0.380%), 11/15/2036	497,633
3,367,741		REMIC, Series 4903, Class NF, 0.548% (1-month USLIBOR +0.400%), 8/25/2049	3,393,405
4,609,844		REMIC, Series 4911, Class FB, 0.598% (1-month USLIBOR +0.450%), 9/25/2049	4,647,606
		TOTAL	8,657,234
		Federal National Mortgage Association—3.0%
1,566,808		REMIC, Series 2006-85, Class PF, 0.528% (1-month USLIBOR +0.380%), 9/25/2036	1,577,533
556,328		REMIC, Series 2006-99, Class AF, 0.568% (1-month USLIBOR +0.420%), 10/25/2036	561,608
344,503		REMIC, Series 2006-111, Class FA, 0.528% (1-month USLIBOR +0.380%), 11/25/2036	347,131
97,805		REMIC, Series 2010-134, Class BF, 0.578% (1-month USLIBOR +0.430%), 10/25/2040	98,353
176,962		REMIC, Series 2010-135, Class FP, 0.548% (1-month USLIBOR +0.400%), 12/25/2040	178,435

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 549,139		REMIC, Series 2012-79, Class F, 0.598% (1-month USLIBOR +0.450%), 7/25/2042	$553,846
183,304		REMIC, Series 2012-135, Class FA, 0.448% (1-month USLIBOR +0.300%), 11/25/2039	183,404
4,514,947		REMIC, Series 2018-35, Class FA, 0.448% (1-month USLIBOR +0.300%), 5/25/2048	4,526,411
4,283,538		REMIC, Series 2019-24, Class BF, 0.548% (1-month USLIBOR +0.400%), 5/25/2049	4,312,309
4,519,365		REMIC, Series 2020-36, Class FH, 0.598% (1-month USLIBOR +0.450%), 6/25/2050	4,551,026
		TOTAL	16,890,056
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,366,668)	25,547,290
		CORPORATE BONDS—1.5%
		Financial Institution - Banking—0.4%
1,630,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.889% (Secured Overnight Financing Rate +0.800%), 3/17/2023	1,645,765
900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.865% (3-month USLIBOR +0.640%), 12/1/2021	900,278
		TOTAL	2,546,043
		Gaming—0.3%
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,092,500
		Independent Energy—0.3%
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,581,000
		Media Entertainment—0.1%
429,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	439,354
		Pharmaceuticals—0.4%
4,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,400,000
2,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	700,000
		TOTAL	2,100,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,095,699)	8,758,897
	[1]	FLOATING RATE LOANS—0.6%
		Gaming—0.3%
1,940,005		Seminole Tribe of Florida, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 7/6/2024	1,925,804
		Health Care—0.1%
486,344		HCA, Inc., Term Loan - 1st Lien, Series B12, 1.896% (1-month USLIBOR +1.750%), 3/13/2025	486,908
199,959		HCA, Inc., Term Loan - 1st Lien, Series B13, 1.896% (1-month USLIBOR +1.750%), 3/18/2026	200,246
		TOTAL	687,154
		Packaging—0.2%
975,101		Berry Plastics Group, Inc., Term Loan - 1st Lien, Series Y, 2.148% (1-month USLIBOR +2.000%), 7/1/2026	971,936
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $3,590,551)	3,584,894
	[1]	NON-AGENCY MORTGAGE-BACKED SECURITY—0.3%
		Non-Agency Mortgage—0.3%
1,624,000		Silverstone Master Issuer 2018-1A, Class 1A, 0.598% (3-month USLIBOR +0.390%), 1/21/2070 (IDENTIFIED COST $1,624,000)	1,624,370
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
30,841		FHLMC ARM, 2.625%, 5/1/2036	32,581
79,529		FHLMC ARM, 3.084%, 8/1/2035	83,203
55,472		FHLMC ARM, 3.296%, 7/1/2034	58,429
38,510		FHLMC ARM, 3.666%, 5/1/2034	40,591
		TOTAL	214,804
		Federal National Mortgage Association ARM—0.0%
28,012		FNMA ARM, 2.623%, 9/1/2035	29,273
20,785		FNMA ARM, 3.027%, 4/1/2034	21,855

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 54,537		FNMA ARM, 3.585%, 2/1/2036	$57,053
		TOTAL	108,181
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $324,250)	322,985
		INVESTMENT COMPANIES—86.8%
46,798,745		Bank Loan Core Fund	448,331,981
5,269,631		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[4]	5,270,684
4,989,697		Project and Trade Finance Core Fund	44,059,020
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $514,252,728)	497,661,685
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $591,700,965)	572,209,996
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	1,417,034
		TOTAL NET ASSETS—100%	$573,627,030
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2020, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2020	$528,653,756	$4,465,833	$63,123,263	$596,242,852
Purchases at Cost	$5,000,000	$186,130,184	$—	$191,130,184
Proceeds from Sales	$(139,000,000)	$(185,326,182)	$(20,000,000)	$(344,326,182)
Change in Unrealized Appreciation/Depreciation	$69,273,566	$(855)	$1,974,200	$71,246,911
Net Realized Gain/(Loss)	$(15,595,341)	$1,704	$(1,038,443)	$(16,632,080)
Value as of 12/31/2020	$448,331,981	$5,270,684	$44,059,020	$497,661,685
Shares Held as of 12/31/2020	46,798,745	5,269,631	4,989,697	57,058,073
Dividend Income	$15,297,259	$35,676	$1,126,971	$16,459,906

*	At December 31, 2020, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE, a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 78.2% of its net assets at December 31, 2020. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.

Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$34,709,875	$—	$34,709,875
Collateralized Mortgage Obligations	—	25,547,290	—	25,547,290
Corporate Bonds	—	8,758,897	—	8,758,897
Floating Rate Loans	—	3,584,894	—	3,584,894
Non-Agency Mortgage-Backed Security	—	1,624,370	—	1,624,370
Adjustable Rate Mortgages	—	322,985	—	322,985
Investment Companies[1]	453,602,665	—	—	497,661,685
TOTAL SECURITIES	$453,602,665	$74,548,311	$—	$572,209,996

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $44,059,020 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit